Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
29.	RELATED PARTY TRANSACTIONS

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31,	December 31,	December 31,
	2020	2019	2018
Sales & other services	5	2	—
Other purchases	21	18	15
Accounts receivable	1	—	2
Accounts payable	—	—	52

For the years ended December 31, 2020, 2019 and 2018, the related party transactions were primarily with companies in which management of the Company perform similar policymaking functions.  These include, but are not limited to: Orange, Telecom Italia and Idemia France.

For the years ended December 31, 2020 and 2019, the Company did not report any material transaction with its equity-method investments. For the year ended December 31, 2018, the accounts payable amount reported in the table above primarily relates to ST-Ericsson SA, a former equity-method investment of the Company, which was wound down in 2019.

The Company made a contribution of $0.5 million for the year ended December 31, 2020, $0.4 million for the year ended December 31, 2019 and $0.5 million for each of the year ended December 31, 2018 to the ST Foundation, a non-profit organization established to deliver and coordinate independent programs in line with its mission.  Certain members of the Foundation’s Board are senior members of the Company’s management.